Schedule of Assets Held at End of Year (Details) - EBP 20-2451671 002 [Member]	Dec. 31, 2025 USD ($)
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 82,512,617
Money Market Funds, Employer Common Stock Funds, and Mutual Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 80,288,686